Exhibit 99.1

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	12/30/2020
Distribution Date:	1/15/2021

This report contains information regarding Scotiabank's Global Registered Covered Bond Program Cover Pool as of the indicated Calculation Date.  The composition of the Cover Pool will change as Loans (and their Related Security) are added and removed from the Cover Pool from time to time and, accordingly, the characteristics and performance of the Loans (and their Related Security) in the Cover Pool will vary over time.

This material is for distribution only under such circumstances as may be permitted by applicable law.  This material is published solely for informational purposes and this report does not constitute an invitation or recommendation to invest or otherwise deal in, or an offer to sell or the solicitation of an offer to buy or subscribe for, any security.  Reliance should not be placed on the information herein when making any decision to buy, hold or sell any security or for any other purpose.

The information set forth below has been obtained and based upon sources believed by Scotiabank to be accurate, however, Scotiabank makes no representation or warranty, express or implied, in relation to the accuracy, completeness or reliability of the information contained herein. Past performance should not be taken as an indication or guarantee of future performance, and no representation or warranty, express or implied, is made regarding future performance.   We assume no liability for any errors or any reliance you place on the information provided herein.

THESE COVERED BONDS HAVE NOT BEEN APPROVED OR DISAPPROVED BY CANADA MORTGAGE AND HOUSING CORPORATION (CMHC) NOR HAS CMHC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS REPORT. THE COVERED BONDS ARE NOT INSURED OR GUARANTEED BY CMHC OR THE GOVERNMENT OF CANADA OR ANY OTHER AGENCY THEREOF.

Program Information

Outstanding Covered Bonds Series	Initial Principal Amount	Exchange Rate	CAD Equivalent	Maturity Date	Coupon Rate	Rate Type
SERIES CBL3 - 7 Year Fixed(1)	EUR 1,500,000,000	1.41400	$2,121,000,000	September 17, 2021	0.750%	Fixed
SERIES CBL10 - 20 Year Fixed(1)	EUR 188,000,000	1.49320	$280,721,600	September 28, 2035	1.637%	Fixed
SERIES CBL13 - 7 Year Fixed(1)	EUR 2,000,000,000	1.50516	$3,010,325,000	March 10, 2023	0.375%	Fixed
SERIES CBL14 - 5 Year Fixed(1)	USD 2,500,000,000	1.26560	$3,164,000,000	April 26, 2021	1.875%	Fixed
SERIES CBL15 - 5 Year Fixed(1)	GBP 500,000,000	1.71990	$859,950,000	September 14, 2021	0.750%	Fixed
SERIES CBL16 - 5 Year Fixed(1)	USD 1,250,000,000	1.31670	$1,645,875,000	September 20, 2021	1.875%	Fixed
SERIES CBL17 - 5 Year Floating(1)	GBP 550,000,000	1.70590	$938,245,000	September 30, 2021	3 Mth GBP LIBOR + 0.38%	Float
SERIES CBL18 - 5 Year Fixed(1)	EUR 1,250,000,000	1.39830	$1,747,875,000	January 13, 2022	0.125%	Fixed
SERIES CBL19 - 5 Year Floating(1)	GBP 550,000,000	1.69510	$932,305,000	January 10, 2023	3 Mth GBP LIBOR + 0.23%	Float
SERIES CBL20 - 7 Year Fixed(1)	EUR 1,000,000,000	1.51900	$1,519,000,000	January 22, 2025	0.500%	Fixed
SERIES CBL21 - 4.5 Year Fixed(1)	EUR 1,250,000,000	1.59210	$1,990,125,000	September 28, 2022	0.250%	Fixed
SERIES CBL22 - 5 Year Fixed(1)	EUR 1,750,000,000	1.49880	$2,622,900,000	October 23, 2023	0.375%	Fixed
SERIES CBL23 - 7 Year Fixed(1)	CHF 830,000,000	1.38151	$1,146,656,000	November 19, 2025	0.200%	Fixed
SERIES CBL24 - 5 Year Fixed(1)	EUR 1,250,000,000	1.52780	$1,909,750,000	January 11, 2024	0.250%	Fixed
SERIES CBL25 - 7 Year Fixed(1)	EUR 1,500,000,000	1.45010	$2,175,150,000	January 14, 2027	0.010%	Fixed
SERIES CBL26 - 5 Year Fixed(1)	EUR 1,250,000,000	1.55310	$1,941,375,000	March 18, 2025	0.010%	Fixed
SERIES CBL27 - 8 Year Fixed(1)	CHF 180,000,000	1.46683	$264,030,000	April 3, 2028	0.298%	Fixed
SERIES CBL28 - 2 Year Fixed(1)*	CAD 7,500,000,000	1.00000	$7,500,000,000	March 22, 2022	2.394%	Fixed
SERIES CBL29 - 3 Year Floating(1)*	CAD 7,500,000,000	1.00000	$7,500,000,000	March 22, 2023	3 Mth CDOR + 1.65%	Float
SERIES CBL30 - 3 Year Fixed(1)	USD 900,000,000	1.43020	$1,287,180,000	March 31, 2023	1.500%	Fixed
SERIES CBL31 - 2.5 Year Floating(1)*	CAD 7,500,000,000	1.00000	$7,500,000,000	October 20, 2022	3 Mth CDOR + 0.67%	Float
SERIES CBL32 - 2.25 Year Floating(1)*	CAD 7,500,000,000	1.00000	$7,500,000,000	August 22, 2022	3 Mth CDOR + 0.67%	Float

Total Outstanding under the Global Registered Covered Bond Program			$59,556,462,600

OSFI Covered Bond Ratio Limit(2)	5.50%	OSFI Covered Bond Ratio(2)	2.77%
OSFI Temporary Covered Bond Ratio Limit(2)**	10.00%	OSFI Temporary Covered Bond Ratio(2)	5.58%

Series Ratings	Moody's	Fitch	DBRS
CBL3	Aaa	AAA	AAA
CBL10	Aaa	AAA	AAA
CBL13	Aaa	AAA	AAA
CBL14	Aaa	AAA	AAA
CBL15	Aaa	AAA	AAA
CBL16	Aaa	AAA	AAA
CBL17	Aaa	AAA	AAA
CBL18	Aaa	AAA	AAA
CBL19	Aaa	AAA	AAA
CBL20	Aaa	AAA	AAA
CBL21	Aaa	AAA	AAA
CBL22	Aaa	AAA	AAA
CBL23	Aaa	AAA	AAA
CBL24	Aaa	AAA	AAA
CBL25	Aaa	AAA	AAA
CBL26	Aaa	AAA	AAA
CBL27	Aaa	AAA	AAA
CBL28	N/A	AAA	AAA
CBL29	N/A	AAA	AAA
CBL30	Aaa	AAA	AAA
CBL31	N/A	AAA	AAA
CBL32	N/A	AAA	AAA

Supplementary Information

Parties to Scotiabank Global Registered Covered Bond Program
Issuer	The Bank of Nova Scotia
Guarantor Entity	Scotiabank Covered Bond Guarantor Limited Partnership
Seller, Servicer & Cash Manager	The Bank of Nova Scotia
Interest Rate & Covered Bond Swap Provider	The Bank of Nova Scotia
Bond Trustee and Custodian	Computershare Trust Company of Canada
Cover Pool Monitor	KPMG LLP
Account Bank and GDA Provider	The Bank of Nova Scotia
Standby Account Bank & Standby GDA Provider	Canadian Imperial Bank of Commerce
Paying Agent, Registrar, Exchange Agent, Transfer Agent	The Bank of Nova Scotia, London Branch; for USD, The Bank of Nova Scotia-New York Agency; for AUD, BTA Institutional Services Australia Limited; for CHF, Credit Suisse AG

(1) An Extended Due for Payment Date twelve-months after the Maturity Date has been specified in the Final Terms of this Series. The coupon rate specified for this Series applies until the Maturity Date following which the floating rate of interest specified in the Final Terms of this Series is payable monthly in arrears from Maturity Date to but excluding the Extended Due For Payment Date.
(2) Per OSFI’s Revised Covered Bond Limit Calculation letter dated May 23rd, 2019, the OSFI Covered Bond Ratio refers to total assets pledged for covered bonds relative to total on-balance sheet assets. Total on-balance sheet assets are as at October 31, 2020.

* For purpose of accessing central bank facilities.
** On March 27, 2020, OSFI announced that the covered bond ratio limit is temporarily increased to 10% to enable access to Bank of Canada facilities, while the maximum covered bond assets encumbered relating to market instruments remains limited to 5.5% of an issuer`s on-balance sheet.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	12/30/2020
Distribution Date:	1/15/2021

Supplementary Information (continued)
	Moody's	Fitch	DBRS	S&P
The Bank of Nova Scotia's Credit Ratings(1)
Senior Debt(2) / Long-Term Issuer Default Rating (Fitch)	Aa2	AA/AA-	AA	A+
Subordinated Debt that does not contain NVCC(3) provisions	Baa1	A	A (high)	A-
Subordinated Debt that contains NVCC(3) provisions	Baa1	N/A	A (low)	BBB+
Short-Term Debt	P-1	F1+	R-1 (high)	A-1
Rating Outlook	Stable	Negative	Stable	Stable
Counterparty Risk Assessment	P-1(cr) / Aa2(cr)	AA (dcr)	N/A	N/A

Applicable Ratings of Standby Account Bank and Standby GDA Provider
	Moody's	Fitch	DBRS
Short-Term Debt / Senior Debt (or Issuer Default Rating for Fitch)	P-1 / Aa2	F1+ / AA-	R-1 (high) / AA

Ratings Triggers(4)

If the rating(s) of the Party fall below the stipulated level, the Party is required to be replaced or in the case of the Swap Providers replace itself or obtain a guarantee for its obligations. The stipulated ratings thresholds are:

Role (Current Party)	Moody's	Fitch	DBRS
Account Bank / GDA Provider (The Bank of Nova Scotia)	P-1	F1 and A	R-1 (low) / A
Standby Account Bank / Standby GDA Provider (CIBC)	P-1	F1 and A	R-1 (low) / A
Cash Manager (The Bank of Nova Scotia)	P-2 (cr)	F2	BBB (low)
Servicer (The Bank of Nova Scotia)	Baa3 (cr)	F2 / BBB+	BBB (low)
Interest Rate Swap Provider (The Bank of Nova Scotia)	P-2 (cr) / A3 (cr)	F2 / BBB+	R-2 (middle) / BBB
Covered Bond Swap Provider (The Bank of Nova Scotia)	P-2 (cr) / A3 (cr)	F2 / BBB+	R-2 (middle) / BBB
Paying Agent (The Bank of Nova Scotia, Credit Suisse AG, BTA Institutional Services Australia Limited)	P-1	F1 and A	N/A

Specific Rating Related Action

The following actions are required if the rating of the Cash Manager (Scotiabank) falls below the stipulated rating

Moody's	Fitch	DBRS
Cash Manager is required to direct the Servicer to deposit Revenue Receipts and all Principal Receipts received by the Servicer directly into the GDA Account (or Standby GDA Account) within two Toronto business days.
P-1	F1 and A	R-1 (low) and BBB (low)

The following actions are required if the rating of the Servicer (Scotiabank) falls below the stipulated rating

Moody's	Fitch	DBRS
Servicer is required to transfer monies held in trust for the Guarantor (i) at any time prior to downgrade of the ratings of the Cash Manager by one or more Rating Agencies below the Cash Management Deposit Ratings, to the Cash Manager and (ii) at any time following a downgrade of the ratings of the Cash Manager by one or more Rating Agencies below the Cash Management Deposit Ratings, directly into the GDA Account (or Standby GDA Account), in each case within two Toronto business days.
P-1 (cr)	F1 and A	BBB (low)

The following actions are required if the rating of the Issuer (Scotiabank) falls below the stipulated rating

	Moody's	Fitch	DBRS
(a) Repayment of the Demand Loan	N/A	F2 or BBB+	N/A
(b) Establishment of the Reserve Fund	P-1 (cr)	F1 and A	R-1 (low) and A (low)
(c) Transfer of title to Loans to Guarantor(5)	A3	BBB -	R-1 (middle) and BBB (low)

The following actions are required if the rating of the Issuer (Scotiabank) falls below the stipulated rating

	Moody's	Fitch	DBRS
Cash flows will be exchanged under the Swap Agreements except as otherwise provided in the Swap Agreements	Baa1 (long)	BBB+ (long)	BBB (high) (long)

Each Swap Provider is required to replace itself, transfer credit support or obtain a guarantee of its obligations if ratings of such Swap Provider fall below the specified ratings below:

	Moody's	Fitch	DBRS
(a) Interest Rate Swap Provider	P-1 (cr) and A2 (cr)	F1 and A	R-1 (low) and A
(b) Covered Bond Swap Provider	P-1 and A2	F1 and A	R-1 (low) and A

Events of Default

Issuer Event of Default	Nil
Guarantor Event of Default	Nil

(1) Subordinated Debt ratings are not the subject of any ratings related actions or requirements under The Bank of Nova Scotia Global Registered Covered Bond Program.

(2) Includes Senior debt issued prior to September 23, 2018 and senior debt issued on or after September 23, 2018 which is excluded from the bank recapitalization "bail-in" regime. Senior debt subject to conversion under the bail-in regime is rated A2 by Moody's, AA- by Fitch and AA(low) by DBRS.

(3) Non-viability contingent capital (NVCC)
(4) The discretion of the Scotiabank Covered Bond Guarantor Limited Partnership to waive a required action upon a Rating Trigger may be limited by the terms of the Transaction Documents.
(5) The transfer of registered title to the Loans to the Guarantor may be deferred if (A) satisfactory assurances are provided to the Guarantor and the Bond Trustee by The Office of the Superintendent of Financial Institutions or such other supervisory authority having jurisdiction over the Seller permitting registered title to the Loans to remain with the Seller until such time as (i) the Loans are to be sold or otherwise disposed of by the Guarantor or the Bond Trustee in the performance of their respective obligations under the Transaction Documents, or (ii) the Guarantor or the Bond Trustee is required to take actions to enforce or otherwise deal with the Loans, and (B) each of the Rating Agencies has confirmed that it will not withdraw or downgrade its then current ratings of the Covered Bonds as a result of such deferral.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	12/30/2020
Distribution Date:	1/15/2021

Asset Coverage Test (C$) (1)

Outstanding Covered Bonds	$59,556,462,600

A = Lesser of (i) LTV Adjusted Loan Balance and	65,974,873,098	A (i)	69,553,971,744
(ii) Asset Percentage Adjusted Loan Balance		A (ii)	65,974,873,098
B = Principal Receipts up to Calculation Date not otherwise applied	-	Asset Percentage:	94.8%
C = Cash Capital Contributions and advances under Intercompany Loan	-	Maximum Asset Percentage:	95.0%
D = Substitute Assets	-
E = (i) Reserve Fund balance and	-
(ii) Pre-Maturity Liquidity Ledger balance (2)	-
F = Negative Carry Factor Calculation	628,970,249
Total: A + B + C + D + E - F	65,345,902,849

Asset Coverage Test	PASS

Level of Overcollateralization
Regulatory Minimum Overcollateralization:	103.0%
Level of Overcollateralization(3)	106.4%

Valuation Calculation (1)

Trading Value of Covered Bond(4)	61,732,989,260
-
A = lesser of (i) Present Value of outstanding loan balance of	70,458,164,736
Performing Eligible Loans(5) and (ii) 80% of Market Value of properties securing Performing Eligible Loans	-
B = Principal Receipts up to Calculation Date not otherwise applied	-
C = Cash Capital Contributions and advances under Intercompany Loan	-
D = Trading Value of Substitute Assets	-
E = (i) Reserve Fund balance and	-
(ii) Pre-Maturity Liquidity Ledger balance (2)	-
F = Trading Value of Swap Collateral	-
Total: A + B + C + D + E + F	70,458,164,736

Intercompany Loan Balance

Guarantee Loan	62,793,580,971
Demand Loan	8,317,191,710
Total	71,110,772,681

Portfolio Losses(6)

Period End	Write off Amounts	Loss Percentage (annualized)
December 30, 2020	N/A	N/A

Portfolio Flow of Funds

	12/30/2020		11/30/2020
Cash Inflows
Principal Receipts	1,417,637,430.65	(7)	1,301,384,600.03	(7)
Sale of Loans	87,428,592.69		74,377,078.63
Revenue Receipts	167,459,571.50		179,222,788.75
Swap Receipts	-		-
Intercompany Loan Receipts	-		-

Cash Outflows
Swap Payment	-		-
Intercompany Loan Interest	(167,215,189.76)	(8)	(178,955,160.83)	(9)
Purchase of Loans	(68,260,829.43)		(86,125,980.22)
Intercompany Loan Repayment	(1,436,805,193.91)	(7)(8)	(1,289,635,698.44)	(7)(9)
Distribution to Partners	-		-
Other Inflows / Outflows(10)	(40.35)		(46.07)
Net Inflows/(Outflows)	244,341.39		267,581.85

(1) The indexation methodology used to account for subsequent price developments since the date of the Original Market Value is based on the Teranet - National Bank Regional and Property Type Sub-Indices (TNB RPTSIs). Mortgaged properties are matched to the Teranet data which provides a granular analysis at the local level and, where available, segmented by property type. The data derived by the TNB RPTSIs is based on a repeat sales method, which measures the change in price of certain residential properties within the related area based on at least two sales of each such property over time. Such price change data is then used to formulate the TNB RPTSIs for the related area. The Original Market Value is as of the date it is most recently determined or assessed in accordance with the underwriting policies (whether upon origination or renewal of the Loan or subsequently thereto).
(2) Amounts are required to be credited to the Pre-Maturity Liquidity Ledger in respect of Series of Hard Bullet Covered Bonds in certain circumstances more fully described in the Transaction Documents.
(3) Per Section 4.3.8 of the CMHC Guide, (A) the lesser of (i) the total amount of cover pool collateral and (ii) the amount of cover pool collateral required to collateralize the covered bonds outstanding and ensure the Asset Coverage Test is met, divided by (B) the Canadian dollar equivalent of the principal amount of covered bonds outstanding under the registered covered bond program.
(4) Trading value method is the last selling price as of the Calculation Date of the covered bond.
(5) Present value of expected future cash flows of Loans, calculated using the weighted average current market interest rates offered to Scotiabank clients as at the last day of the month, being 2.2520%.
(6) Scotiabank currently reviews the Loans in its Covered Bond Portfolio, on a periodic basis, to ensure such Loans continue to be Eligible Loans. As a result of a review, a selection of Loans may be sold by the Guarantor to Scotiabank, including Loans that have ceased to be Eligible Loans or Loans that are at least 90 days past due or subject to foreclosure. Sales of Eligible Loans by the Guarantor that are at least 90 days past due or subject to foreclosure is done on a voluntary basis and the Guarantor is under no obligation to continue such sales or notify investors of any discontinuance of such sales. The sale of Loans by the Guarantor that were at least 90 days past due or subject to foreclosure reflected in this Investor Report were immaterial to the Covered Bond Portfolio’s overall performance. Refer to Note 13 of Scotiabank’s Form 40-F for the fiscal year ended October 31, 2020 for details on impaired loans and Scotiabank’s residential mortgage portfolio.
(7) Includes Capitalized interest on loans acquired by Guarantor LP via draw on the Intercompany Loan. Amounts drawn by the Guarantor LP on the Intercompany Loan in respect of Capitalized Interest on acquired loans are included in the Intercompany Loan Principal Repayment.
(8) This amount is to be paid out on January 18th, 2021.
(9) This amount was paid out on December 17th, 2020.
(10) Amounts included are inflows net of expenses incurred, such as legal fees, filing fees, and service charges.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	12/30/2020
Distribution Date:	1/15/2021

Portfolio Summary Statistics

Previous Month Ending Balance	$ 70,960,340,015
Current Month Ending Balance (1)	$ 69,526,669,383
Number of Mortgage Loans in Pool	265,587
Average Loan Size	$261,785
Number of Primary Borrowers	233,612
Number of Properties	238,202

Weighted Average Current Indexed LTV of Loans in the Portfolio(2)(4)	52.96%
Weighted Average of Original LTV of Loans in the Portfolio(2)(5)	65.08%
Weighted Average of Authorized LTV of Loans in the Portfolio(3)(5)	73.23%
Weighted Average Seasoning of Loans in the Portfolio	24.41	(Months)
Weighted Average Mortgage Rate of Loans in the Portfolio	2.70%
Weighted Average Original Term of Loans in the Portfolio	55.37	(Months)
Weighted Average Remaining Term of Loans in the Portfolio	30.96	(Months)
Weighted Average Remaining Maturity of Outstanding Covered Bonds	25.35	(Months)

Disclaimer: Due to rounding, numbers presented in the following tables may not add up precisely to the totals provided and percentages may not precisely reflect the absolute figures.

Portfolio Delinquency Distribution (6)

Aging Summary	Number of Loans	Percentage	Principal Balance	Percentage
Current and Less Than 30 Days Past Due	265,513	99.97%	69,506,563,113	99.97%
30 to 59 Days Past Due	52	0.02%	15,126,158	0.02%
60 to 89 Days Past Due	22	0.01%	4,980,112	0.01%
90 to 119 Days Past Due	-	0.00%	-	0.00%
120 or More Days Past Due	-	0.00%	-	0.00%
Total	265,587	100.00%	69,526,669,383	100.00%

Portfolio Provincial Distribution

Province	Number of Loans	Percentage	Principal Balance	Percentage
Alberta	27,397	10.32%	6,492,182,212	9.34%
British Columbia	45,061	16.97%	15,509,924,217	22.31%
Manitoba	5,132	1.93%	800,932,027	1.15%
New Brunswick	6,055	2.28%	600,800,628	0.86%
Newfoundland	6,458	2.43%	866,007,945	1.25%
Northwest Territories	76	0.03%	17,192,895	0.02%
Nova Scotia	9,159	3.45%	1,189,752,478	1.71%
Nunavut	-	0.00%	-	0.00%
Ontario	154,378	58.13%	41,759,975,148	60.06%
Prince Edward Island	1,336	0.50%	162,925,109	0.23%
Quebec	2,777	1.05%	642,423,920	0.92%
Saskatchewan	7,317	2.76%	1,391,533,332	2.00%
Yukon	441	0.17%	93,019,473	0.13%
Total	265,587	100.00%	69,526,669,383	100.00%

Portfolio Credit Bureau Score Distribution

FICO® 8 score	Number of Loans	Percentage	Principal Balance	Percentage
Score Unavailable	4,089	1.54%	1,040,060,915	1.50%
599 or less	1,699	0.64%	423,175,026	0.61%
600 - 650	3,985	1.50%	1,109,984,713	1.60%
651 - 700	12,734	4.79%	3,556,200,799	5.11%
701 - 750	27,544	10.37%	7,635,517,973	10.98%
751 - 800	44,744	16.85%	12,511,494,383	18.00%
801 and Above	170,792	64.31%	43,250,235,575	62.21%
Total	265,587	100.00%	69,526,669,383	100.00%

(1) Each Loan is payable in Canada only and is denominated in Canadian Dollars.
(2) With respect to STEP Loans, the Current indexed LTV and Original LTV do not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.
(3) With respect to STEP Loans, the Authorized LTV includes amounts drawn or available to be drawn in respect of Other STEP Products and subsequent STEP Loans, which in each case are or will be secured by the same property.
(4) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.
(5) Appraisal Value, Original Loan Balance, and Authorized Amount are determined or assessed as of the most recent advance in accordance with the underwriting policies (whether upon origination or renewal of the Eligible Loan,  or subsequently thereto).
(6) Refer to footnote (6) on page 3 of this Investor Report.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	12/30/2020
Distribution Date:	1/15/2021

Portfolio Rate Type Distribution

Rate Type	Number of Loans	Percentage	Principal Balance	Percentage
Fixed	231,343	87.11%	58,094,708,695	83.56%
Variable	34,244	12.89%	11,431,960,687	16.44%
Total	265,587	100.00%	69,526,669,383	100.00%

Portfolio Mortgage Asset Type Distribution(1)

Mortgage Asset Type	Number of Loans	Percentage	Principal Balance	Percentage
STEP	197,877	74.51%	45,055,014,806	64.80%
Non-STEP	67,710	25.49%	24,471,654,577	35.20%
Total	265,587	100.00%	69,526,669,383	100.00%

Portfolio Occupancy Type Distribution

Occupancy Type	Number of Loans	Percentage	Principal Balance	Percentage
Not Owner Occupied	14,199	5.35%	3,003,989,684	4.32%
Owner Occupied	251,388	94.65%	66,522,679,698	95.68%
Total	265,587	100.00%	69,526,669,383	100.00%

Portfolio Mortgage Rate Distribution

Mortgage Rate (%)	Number of Loans	Percentage	Principal Balance	Percentage
2.4999 and Below	80,693	30.38%	22,621,153,261	32.54%
2.5000 - 2.9999	115,937	43.65%	30,436,707,805	43.78%
3.0000 - 3.4999	42,519	16.01%	10,807,183,942	15.54%
3.5000 - 3.9999	24,675	9.29%	5,357,201,455	7.71%
4.0000 - 4.4999	1,254	0.47%	189,067,194	0.27%
4.5000 - 4.9999	104	0.04%	16,790,736	0.02%
5.0000 - 5.4999	29	0.01%	2,888,688	0.00%
5.5000 and Above	376	0.14%	95,676,300	0.14%
Total	265,587	100.00%	69,526,669,383	100.00%

Portfolio Current Indexed LTV Distribution(2)(3)(4)

Current LTV (%)	Number of Loans	Percentage	Principal Balance	Percentage
20.00 and Below	27,354	10.30%	2,331,672,837	3.35%
20.01-25.00	11,763	4.43%	1,795,738,826	2.58%
25.01-30.00	14,368	5.41%	2,626,878,309	3.78%
30.01-35.00	16,958	6.39%	3,573,999,647	5.14%
35.01-40.00	20,574	7.75%	4,805,090,401	6.91%
40.01-45.00	23,305	8.77%	6,032,441,077	8.68%
45.01-50.00	24,891	9.37%	6,830,524,072	9.82%
50.01-55.00	24,124	9.08%	7,129,396,130	10.25%
55.01-60.00	24,366	9.17%	7,622,829,507	10.96%
60.01-65.00	23,467	8.84%	8,035,525,767	11.56%
65.01-70.00	23,277	8.76%	8,282,778,258	11.91%
70.01-75.00	17,736	6.68%	6,331,662,227	9.11%
75.01-80.00	10,677	4.02%	3,342,597,823	4.81%
80.01-90.00	2,390	0.90%	691,573,208	0.99%
90.01-100.00	252	0.09%	70,399,193	0.10%
Over 100.00	85	0.03%	23,562,100	0.03%
Total	265,587	100.00%	69,526,669,383	100.00%

(1) All loans included in the STEP and Non-STEP programs are amortizing.
(2) With respect to STEP Loans, the Current indexed LTV does not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.
(3) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.
(4) The methodology used in this table aggregates STEP Loans secured by the same property.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	12/30/2020
Distribution Date:	1/15/2021

Portfolio Remaining Term Distribution

Remaining Term (Months)	Number of Loans	Percentage	Principal Balance	Percentage
Less than 12.00	43,086	16.22%	9,476,210,928	13.63%
12.00 - 23.99	66,664	25.10%	17,087,049,655	24.58%
24.00 - 35.99	61,531	23.17%	16,381,675,399	23.56%
36.00 - 41.99	17,535	6.60%	5,027,746,773	7.23%
42.00 - 47.99	24,462	9.21%	7,974,764,036	11.47%
48.00 - 53.99	22,372	8.42%	6,273,502,473	9.02%
54.00 - 59.99	24,494	9.22%	5,852,879,887	8.42%
60.00 - 65.99	4,875	1.84%	1,332,279,664	1.92%
66.00 - 71.99	43	0.02%	8,271,388	0.01%
72.00 and Above	525	0.20%	112,289,180	0.16%
Total	265,587	100.00%	69,526,669,383	100.00%

Portfolio Remaining Principal Balance Distribution

Remaining Principal Balance ($)	Number of Loans	Percentage	Principal Balance	Percentage
99,999 and Below	60,455	22.76%	3,492,141,484.54	5.02%
100,000 - 149,999	35,057	13.20%	4,387,912,282.74	6.31%
150,000 - 199,999	32,451	12.22%	5,672,022,266.08	8.16%
200,000 - 249,999	28,897	10.88%	6,492,669,858.60	9.34%
250,000 - 299,999	24,124	9.08%	6,613,899,605.43	9.51%
300,000 - 349,999	19,109	7.20%	6,192,049,216.64	8.91%
350,000 - 399,999	14,699	5.53%	5,498,580,465.54	7.91%
400,000 - 449,999	10,883	4.10%	4,614,921,954.21	6.64%
450,000 - 499,999	8,722	3.28%	4,134,696,242.06	5.95%
500,000 - 549,999	6,715	2.53%	3,518,582,690.36	5.06%
550,000 - 599,999	5,480	2.06%	3,145,242,392.55	4.52%
600,000 - 649,999	3,926	1.48%	2,449,121,977.62	3.52%
650,000 - 699,999	2,982	1.12%	2,009,408,208.62	2.89%
700,000 - 749,999	2,320	0.87%	1,680,429,561.95	2.42%
750,000 - 799,999	1,960	0.74%	1,516,070,846.63	2.18%
800,000 - 849,999	1,543	0.58%	1,271,153,849.43	1.83%
850,000 - 899,999	1,283	0.48%	1,120,455,139.62	1.61%
900,000 - 949,999	978	0.37%	904,190,197.19	1.30%
950,000 - 999,999	766	0.29%	745,473,993.21	1.07%
1,000,000 or Greater	3,237	1.22%	4,067,647,149.49	5.85%
Total	265,587	100.00%	69,526,669,383	100.00%

Portfolio Property Type Distribution

Property Type	Number of Loans	Percentage	Principal Balance	Percentage
Condo	43,907	16.53%	10,770,584,653	15.49%
Single Family	216,533	81.53%	57,371,045,246	82.52%
Multi Family	4,474	1.68%	1,245,785,644	1.79%
Other	673	0.25%	139,253,840	0.20%
Total	265,587	100.00%	69,526,669,383	100.00%

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	12/30/2020
Distribution Date:	1/15/2021

Portfolio Current Indexed LTV and Delinquency Distribution by Province (1)

Current LTV (%)(2)(3)(5)
Province	Delinquency	20.00 and Below	20.01-25.00	25.01-30.00	30.01-35.00	35.01-40.00	40.01-45.00	45.01-50.00	50.01-55.00	55.01-60.00	60.01-65.00	65.01-70.00	70.01-75.00	75.01-80.00	80.01-90.00	90.01-100.00	100.01 and Above	Total	Percentage Total(4)
Alberta	All	95,974,073	74,411,132	98,625,908	126,861,844	151,000,497	194,710,020	254,074,819	321,089,882	431,068,297	550,548,611	750,193,572	1,270,199,867	1,666,633,358	466,496,506	36,376,447	3,917,379	6,492,182,212	9.34%
	Current and Less Than 30 Days Past Due	95,974,073	74,411,132	98,625,908	126,861,844	151,000,497	194,547,406	253,999,315	321,089,882	430,989,601	550,374,843	749,855,594	1,269,802,948	1,666,423,450	466,269,155	35,854,842	3,917,379	6,489,997,869	99.97%
	30 to 59 Days Past Due	-	-	-	-	-	162,614	75,504	-	-	173,768	337,978	357,760	-	227,351	521,605	-	1,856,580	0.03%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	78,696	-	-	39,160	209,908	-	-	-	327,764	0.01%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
British Columbia	All	514,307,060	394,990,644	536,356,394	744,122,272	1,014,216,348	1,245,398,383	1,385,767,640	1,550,047,698	1,704,777,010	1,688,829,091	1,588,999,450	2,023,325,703	980,072,450	124,199,729	8,176,635	6,337,711	15,509,924,217	22.31%
	Current and Less Than 30 Days Past Due	514,307,060	394,990,644	536,356,394	744,122,272	1,013,466,509	1,244,669,506	1,385,466,546	1,549,578,243	1,704,777,010	1,688,829,091	1,588,203,388	2,023,180,460	979,256,113	123,712,139	8,176,635	6,337,711	15,505,429,720	99.97%
	30 to 59 Days Past Due	0	-	-	-	749,839	728,877	301,093	469,455	-	-	796,062	145,243	560,030	-	-	-	3,750,599	0.02%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	256,307	487,590	-	-	743,898	0.00%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Manitoba	All	17,064,191	11,001,002	17,153,260	23,250,323	29,953,829	39,555,884	53,284,863	72,669,248	99,719,556	121,153,651	142,914,701	138,055,640	34,906,579	249,298	-	-	800,932,027	1.15%
	Current and Less Than 30 Days Past Due	17,064,191	11,001,002	17,153,260	23,250,323	29,953,829	39,555,884	53,284,863	72,611,220	99,719,556	121,153,651	142,914,701	138,055,640	34,906,579	249,298	-	-	800,873,999	99.99%
	30 to 59 Days Past Due	-	-	-	-	-	-	-	58,028	-	-	-	-	-	-	-	-	58,028	0.01%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
New Brunswick	All	16,158,587	11,809,906	18,148,542	28,987,268	39,182,263	52,995,024	74,463,977	65,605,980	70,056,084	61,945,644	91,076,440	62,616,179	7,632,571	122,164	-	-	600,800,628	0.86%
	Current and Less Than 30 Days Past Due	16,158,587	11,809,906	18,148,542	28,925,058	39,182,263	52,995,024	74,324,161	65,520,543	69,983,267	61,945,644	91,076,440	62,511,099	7,632,571	122,164	-	-	600,335,269	99.92%
	30 to 59 Days Past Due	-	-	-	62,210	-	-	-	85,437	72,817	-	-	105,080	-	-	-	-	325,543	0.05%
	60 to 89 Days Past Due	-	-	-	-	-	-	139,816	-	-	-	-	-	-	-	-	-	139,816	0.02%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Newfoundland	All	10,053,986	7,143,583	11,963,101	17,212,312	23,891,166	25,838,120	43,102,991	55,583,015	61,874,510	82,036,411	130,388,037	201,071,293	173,694,546	21,005,864	459,476	689,533	866,007,945	1.25%
	Current and Less Than 30 Days Past Due	10,053,986	7,143,583	11,963,101	17,212,312	23,891,166	25,838,120	43,102,991	55,583,015	61,874,510	82,036,411	130,230,274	201,071,293	173,694,546	20,764,441	459,476	689,533	865,608,760	99.95%
	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	157,762	-	-	-	-	-	157,762	0.02%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	241,423	-	-	241,423	0.03%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Northwest Territories	All	344,110	577,663	774,046	1,011,897	623,337	1,381,290	981,795	1,564,429	2,163,357	2,434,014	2,457,788	2,654,178	224,991	-	-	-	17,192,895	0.02%
	Current and Less Than 30 Days Past Due	344,110	577,663	774,046	1,011,897	623,337	1,381,290	981,795	1,564,429	2,163,357	2,434,014	2,457,788	2,654,178	224,991	-	-	-	17,192,895	100.00%
	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nova Scotia	All	27,666,805	20,669,881	34,148,901	45,453,286	63,122,883	80,771,946	134,181,412	168,097,959	199,945,563	158,487,982	161,835,466	81,673,753	12,114,923	1,235,894	345,825	-	1,189,752,478	1.71%
	Current and Less Than 30 Days Past Due	27,666,805	20,669,881	34,148,901	45,453,286	63,122,883	80,771,946	134,181,412	168,097,959	199,903,359	158,487,982	161,835,466	81,673,753	12,114,923	1,235,894	345,825	-	1,189,710,274	100.00%
	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	42,203	-	-	-	-	-	-	-	42,203	0.00%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nunavut	All	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	Current and Less Than 30 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Ontario	All	1,606,829,532	1,242,407,052	1,855,544,376	2,509,837,042	3,378,903,392	4,238,880,298	4,640,906,526	4,660,841,873	4,771,924,937	5,087,149,866	4,953,535,194	2,265,707,962	434,792,375	75,240,435	24,856,810	12,617,476	41,759,975,148	60.06%
	Current and Less Than 30 Days Past Due	1,606,829,532	1,242,258,865	1,855,019,863	2,509,060,375	3,377,048,435	4,237,535,223	4,639,690,579	4,659,713,181	4,770,342,563	5,086,559,218	4,952,437,119	2,265,707,962	434,792,375	75,240,435	24,856,810	12,617,476	41,749,710,011	99.98%
	30 to 59 Days Past Due	-	-	-	776,668	1,645,598	787,662	1,215,947	666,621	1,582,374	-	778,639	-	-	-	-	-	7,453,509	0.02%
	60 to 89 Days Past Due	-	148,187	524,514	-	209,360	557,413	-	462,071	-	590,647	319,436	-	-	-	-	-	2,811,627	0.01%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Prince Edward Island	All	4,847,794	2,016,109	4,955,778	6,139,012	8,063,407	14,480,632	15,086,804	15,119,636	19,784,625	20,048,305	32,572,950	18,232,097	1,577,958	-	-	-	162,925,109	0.23%
	Current and Less Than 30 Days Past Due	4,847,794	2,016,109	4,955,778	6,139,012	8,063,407	14,480,632	15,033,473	15,119,636	19,784,625	20,048,305	32,572,950	18,232,097	1,577,958	-	-	-	162,871,778	99.97%
	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	60 to 89 Days Past Due	-	-	-	-	-	-	53,331	-	-	-	-	-	-	-	-	-	53,331	0.03%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Quebec	All	9,426,869	6,980,580	13,361,465	18,185,047	23,568,632	28,731,401	38,046,810	45,951,124	60,782,013	82,604,941	196,078,994	102,277,235	13,699,080	2,545,730	184,000	-	642,423,920	0.92%
	Current and Less Than 30 Days Past Due	9,426,869	6,980,580	13,361,465	18,185,047	23,568,632	28,731,401	38,046,810	45,951,124	60,782,013	82,604,941	195,920,851	102,277,235	13,699,080	2,545,730	184,000	-	642,265,777	99.98%
	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	158,143	-	-	-	-	-	158,143	0.02%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Saskatchewan	All	26,471,770	21,742,749	33,151,244	48,537,288	64,957,280	103,118,813	184,972,933	163,783,567	189,984,097	168,597,681	216,566,077	152,146,674	17,025,570	477,589	-	-	1,391,533,332	2.00%
	Current and Less Than 30 Days Past Due	26,471,770	21,670,298	33,151,244	48,537,288	64,957,280	102,935,101	184,468,822	163,448,083	189,384,303	168,307,189	216,566,077	152,146,674	17,025,570	477,589	-	-	1,389,547,288	99.86%
	30 to 59 Days Past Due	-	72,451	-	-	-	183,712	-	335,483	599,795	290,492	-	-	-	-	-	-	1,481,933	0.11%
	60 to 89 Days Past Due	-	-	-	-	-	-	504,111	-	-	-	-	-	-	-	-	-	504,111	0.04%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Yukon	All	2,528,060	1,988,525	2,695,293	4,402,056	7,607,367	6,579,266	5,653,502	9,041,720	10,749,458	11,689,569	16,159,588	13,701,646	223,422	-	-	-	93,019,473	0.13%
	Current and Less Than 30 Days Past Due	2,528,060	1,988,525	2,695,293	4,402,056	7,607,367	6,579,266	5,653,502	9,041,720	10,749,458	11,689,569	16,159,588	13,701,646	223,422	-	-	-	93,019,473	100.00%
	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Total	All	2,331,672,837	1,795,738,826	2,626,878,309	3,573,999,647	4,805,090,401	6,032,441,077	6,830,524,072	7,129,396,130	7,622,829,507	8,035,525,767	8,282,778,258	6,331,662,227	3,342,597,823	691,573,208	70,399,193	23,562,100	69,526,669,383	100.00%
	Current and Less Than 30 Days Past Due	2,331,672,837	1,795,518,188	2,626,353,795	3,573,160,769	4,802,485,605	6,030,020,800	6,828,234,270	7,127,319,035	7,620,453,623	8,034,470,859	8,280,230,237	6,331,014,985	3,341,571,578	690,616,844	69,877,588	23,562,100	69,506,563,113	99.97%
	30 to 59 Days Past Due	0	72,451	-	838,878	2,395,436	1,862,865	1,592,545	1,615,024	2,297,189	464,260	2,070,442	608,082	560,030	227,351	521,605	-	15,126,158	0.02%
	60 to 89 Days Past Due	-	148,187	524,514	-	209,360	557,413	697,258	462,071	78,696	590,647	477,579	39,160	466,215	729,013	-	-	4,980,112	0.01%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%

(1) Refer to footnote (6) on page 3 of this Investor Report.
(2) With respect to STEP Loans, the Current Indexed LTV does not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.
(3) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.
(4) Percentage Total for "All" Loans is calculated as a percentage of total Loans in the Portfolio while the Percentage Total for each other delinquency measure is calculated as a percentage of Loans within the associated province.
(5) The methodology used in this table aggregates STEP Loans secured by the same property.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	12/30/2020
Distribution Date:	1/15/2021

Portfolio Current Indexed LTV Distribution by FICO® 8 score

Current LTV (%)(1)(2)(3)
Credit Bureau Score	20.00 and Below	20.01-25.00	25.01-30.00	30.01-35.00	35.01-40.00	40.01-45.00	45.01-50.00	50.01-55.00	55.01-60.00	60.01-65.00	65.01-70.00	70.01-75.00	75.01-80.00	80.01-90.00	90.01-100.00	100.01 and Above	Total	Percentage Total
Score Unavailable	40,129,598	30,081,753	41,767,936	42,726,282	71,688,935	77,782,328	87,726,107	110,128,135	115,515,752	128,926,495	117,515,200	100,660,623	62,181,120	11,279,305	1,951,345	-	1,040,060,915	1.50%
<=599	3,953,047	6,547,378	6,954,141	13,656,672	20,033,935	33,436,444	37,057,730	44,049,077	54,805,277	49,281,417	58,380,212	50,151,804	32,433,797	9,393,210	2,820,567	220,318	423,175,026	0.61%
600-650	10,719,911	7,346,003	18,815,445	38,491,757	63,396,957	69,413,215	100,241,089	106,989,371	123,841,803	170,306,755	186,940,311	128,765,697	71,072,199	11,989,837	1,024,812	629,551	1,109,984,713	1.60%
651-700	47,926,884	36,262,129	65,667,692	117,489,447	179,611,294	245,360,390	319,012,598	383,609,648	426,693,378	479,880,718	550,513,845	401,712,030	251,011,615	47,528,345	3,011,869	908,918	3,556,200,799	5.11%
701-750	127,462,752	112,373,926	203,301,228	282,748,689	419,269,623	592,219,611	728,763,245	778,428,267	924,209,025	986,679,255	1,076,542,254	840,396,201	462,698,102	87,232,936	11,657,480	1,535,379	7,635,517,973	10.98%
751-800	259,133,804	223,683,169	356,232,052	516,286,660	731,469,566	1,024,625,414	1,166,093,734	1,298,470,107	1,445,667,115	1,600,618,337	1,719,417,633	1,352,929,569	660,083,845	137,132,042	14,730,363	4,920,971	12,511,494,383	18.00%
>800	1,842,346,840	1,379,444,467	1,934,139,813	2,562,600,140	3,319,620,092	3,989,603,674	4,391,629,570	4,407,721,526	4,532,097,158	4,619,832,791	4,573,468,803	3,457,046,303	1,803,117,144	387,017,532	35,202,758	15,346,963	43,250,235,575	62.21%
Total	2,331,672,837	1,795,738,826	2,626,878,309	3,573,999,647	4,805,090,401	6,032,441,077	6,830,524,072	7,129,396,130	7,622,829,507	8,035,525,767	8,282,778,258	6,331,662,227	3,342,597,823	691,573,208	70,399,193	23,562,100	69,526,669,383	100.00%

(1) With respect to STEP Loans, the Current Indexed LTV does not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.
(2) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.
(3) The methodology used in this table aggregates STEP Loans secured by the same property.